CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2018	Dec. 31, 2017
Common Units [Member]
Common units issued	41,900,708	41,900,708
Common units outstanding	41,900,708	41,900,708